CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 2,246,050	$ 638,868
Short-term investments, restricted	52,840	52,817
Accounts and royalties receivable, net	1,480,463	1,207,027
Inventory	548,159	627,984
Prepaid expenses and other current assets	695,567	610,409
Deferred costs, current portion	136,436	357,412
Total current assets	5,159,515	3,494,517
Property and equipment, net	978,893	1,324,996
Deferred costs	317,219	191,153
Intangible assets, net	2,916,042	3,182,875
Goodwill	706,823	706,823
Total assets	10,078,492	8,900,364
Current liabilities
Accounts payable and accrued expenses	1,849,133	3,558,161
Deferred revenues, current portion	654,721
Note payable, current portion		1,520,947
Dividends payable on preferred stock	105,533	92,853
Derivative liabilities, current portion	528,467
Total current liabilities	3,137,854	5,171,961
Note payable	2,100,000	1,981,208
Derivative and other liabilities	1,559,055	1,826,447
Total liabilities	6,796,909	8,979,616
Commitments and contingencies
Stockholders' equity (deficit)
Common stock; $.0001 par value, authorized 100,000,000 shares; 2011 issued and outstanding - 55,536,292 shares; 2010 issued and outstanding - 44,103,743 shares	5,554	4,410
Additional paid-in capital	54,458,170	47,587,964
Accumulated deficit	(51,182,158)	(47,671,643)
Total stockholders' equity (deficit)	3,281,583	(79,252)
Total liabilities and stockholders' equity (deficit)	10,078,492	8,900,364
Series A Convertible preferred stock
Stockholders' equity (deficit)
Convertible preferred stock	10	10
Series B Convertible preferred stock
Stockholders' equity (deficit)
Convertible preferred stock	$ 7	$ 7